Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 34,382	$ 62,070
Less: Accumulated amortization and impairment	(19,612)	(12,849)
Intangible assets, net	14,770	49,221
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	15,778	41,133
Capitalized internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,842	5,857
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,335	5,425
Creative relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,252	4,252
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,035	2,841
Courses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	890	1,312
Workforce
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,250	$ 1,250